Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carry forward	$ 8,871,000	$ 6,061,000
Amortization of debt discount and debt issue costs	3,732,000	1,465,000
Stock options and warrants	971,000	971,000
Depreciation	74,000	0
Bad debt	9,000	73,000
Valuation allowance	(13,657,000)	(8,570,000)
Net deferred tax asset	$ 0	$ 0